Acquisitions (Non-recurring Adjustments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Fair Value Adjustment to Inventory
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Inventory step-up, net	$ (647)	$ 647	$ (9,765)
Acquisition-related Costs
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Fees for advisory, legal, accounting services	$ (4,288)	$ 4,288	$ (12,475)